Trade and other payables (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
Trade and other payables
Trade creditors	₨ 2,334,933	₨ 3,977,674
Accrued expenses	380,081	381,880
Payable to other related parties	5,581	16,767
Refund and other payables	427,949	673,309
Total	3,148,544	5,049,630
Payable for advertisement expenses	390,000	₨ 0
Aggregate settlement amount for waiver of warrant exercise right	390,000
Interest portion in settlement amount on waiver of warrant exercise right	₨ 90,000